UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:   028-04169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:


/s/ James Scott Harkness       Pewaukee, Wisconsin      August 9, 2000
-------------------------     ---------------------    ----------------
     (Signature)                   (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               71

Form 13F Information Table Value Total:  $226,785,158.73

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


                             Title
                              of                 Market     Shares/   Sh/  Put/   Investment  Other       Voting Authority
       Name of Issuer        Class   CUSIP       Value      Prn Amt   Prn  Call   Discretion  Managers   Sole   Shared   None
ABBOTT LABS                   COM  002824100    186,048.44   4,175                    Sole               4,175
AMERICAN HOME PRODS CP        COM  026609107    117,500.00   2,000                    Sole               2,000
AMERICAN INTL GROUP           COM  026874107    999,925.00   8,510                    Sole               8,510
AT&T CORP.                    COM  001957109     29,632.62     937                    Sole                 937
BED BATH & BEYOND INC.        COM  075896100 16,514,593.75 455,575                    Sole             455,575
BELL ATLANTIC CORP.           COM  077853109     40,650.00     800                    Sole                 800
BP AMOCO P L C SPONSORED ADR  COM  055622104    160,750.62   2,842                    Sole               2,842
BRISTOL MYERS SQUIBB          COM  110122108    302,900.00   5,200                    Sole               5,200
CABLE DESIGN TECH CORP.       COM  126924109    167,500.00   5,000                    Sole               5,000
CDW COMPUTER CENTERS INC.     COM  125129106  5,361,875.00  85,790                    Sole              85,790
CHEVRON CORPORATION           COM  166751107     67,850.00     800                    Sole                 800
CITIGROUP INC.                COM  172967101    108,450.00   1,800                    Sole               1,800
COCA COLA CO.                 COM  191216100    402,062.50   7,000                    Sole               7,000
CONCORD EFS INC.              COM  206197105 12,395,500.00 476,750                    Sole             476,750
COSTCO WHOLESALE CORP.        COM  22160K105 14,424,300.00 437,100                    Sole             437,100
CVS CORP.                     COM  126650100     31,360.00     784                    Sole                 784
DELL COMPUTER CORP.           COM  247025109    757,193.44  15,355                    Sole              15,355
DEVRY INC.                    COM  251893103 14,930,578.12 564,750                    Sole             564,750
DOVER CORP.                   COM  260003108    162,250.00   4,000                    Sole               4,000
DU PONT E I DE NEMOURS        COM  263534109    118,125.00   2,700                    Sole               2,700
EBAY INC.                     COM  278642103      5,431.25     100                    Sole                 100
EXPRESS SCRIPTS INC. CL A     COM  302182100 14,406,476.87 231,895                    Sole             231,895
EXXON MOBIL CORP.             COM  30231G102    244,920.00   3,120                    Sole               3,120
FIFTH THIRD BANCORP           COM  316773100 11,133,897.50 176,030                    Sole             176,030
FISERV INC.                   COM  337738108 16,817,113.75 388,835                    Sole             388,835
GENERAL ELEC CO.              COM  369604103  1,004,562.00  18,954                    Sole              18,954
GENERAL MOTORS CORP CL H NEW  COM  370442832      8,073.00      92                    Sole                  92
GENERAL MTRS CORP.            COM  370442105     15,328.50     264                    Sole                 264
GLOBAL CROSSING LTD.          COM  G3921A100     26,312.50   1,000                    Sole               1,000
GTE CORP.                     COM  362320103    198,577.50   3,190                    Sole               3,190
HARLEY-DAVIDSON               COM  412822108    940,940.00  24,440                    Sole              24,440
HEINZ H J CO.                 COM  423074103     21,787.50     498                    Sole                 498
HERSHEY FOODS CORP.           COM  427866108     33,319.50     687                    Sole                 687
HOME DEPOT INC.               COM  437076102     71,360.69   1,429                    Sole               1,429
INTEL CORP.                   COM  458140100  1,784,995.50  13,352                    Sole              13,352
INTERNATIONAL BUS MACH        COM  459200101     87,650.00     800                    Sole                 800
J D S UNIPHASE CORP.          COM  46612j101     11,987.50     100                    Sole                 100


JOHNSON CONTROLS              COM  478366107     11,494.00     224                    Sole                 224
KIMBERLY CLARK CORP.          COM  494368103     28,687.50     500                    Sole                 500
KONINKLIJKE PHILIPS
 EL SPON ADR NEW              COM  500472204    755,250.00  15,900                    Sole              15,900
LUCENT TECHNOLOGIES           COM  549463107    413,979.75   6,987                    Sole               6,987
MARCHFIRST INC.               COM  566244109  7,012,106.25 384,225                    Sole             384,225
MARSHALL & ILSLEY CORP.       COM  571834100    689,315.00  16,610                    Sole              16,610
MCGRAW HILL COMPANIES INC.    COM  580645109     34,560.00     640                    Sole                 640
MGIC INVT CORP. WIS.          COM  552848103 15,822,170.00 347,740                    Sole             347,740
MINNESOTA MNG & MFG CO.       COM  604059105     33,000.00     400                    Sole                 400
NOKIA CORP SPONSORED ADR      COM  654902204    119,250.75   2,388                    Sole               2,388
NORTEL NETWORKS CORP. (NEW)   COM  656568102    136,500.00   2,000                    Sole               2,000
NORTHERN TR CORP.             COM  665859104     39,037.50     600                    Sole                 600
OSMONICS INC.                 COM  688350107      2,775.00     300                    Sole                 300
PFIZER INC.                   COM  717081103    762,552.00  15,887                    Sole              15,887
PROCTER & GAMBLE CO.          COM  742718109     17,175.00     300                    Sole                 300
ROBERT HALF INTL INC.         COM  770323103  9,650,100.00 338,600                    Sole             338,600
ROYAL DUTCH PETROLEUM NY
 REGISTRY PAR 1.25            COM  780257804     18,468.75     300                    Sole                 300
SBC COMMUNICATIONS INC.       COM  78387G103    121,100.00   2,800                    Sole               2,800
SCHWAB CHARLES CP NEW         COM  808513105 15,660,036.75 465,726                    Sole             465,726
SCI SYS INC.                  COM  783890106 14,473,119.37 369,330                    Sole             369,330
SPRINT CORP. COM FON GROUP    COM  852061100    938,400.00  18,400                    Sole              18,400
T. ROWE PRICE ASSOCIATES INC. COM  741477103  9,739,937.50 229,175                    Sole             229,175
TD WATERHOUSE GRP INC.        COM  872362108  9,688,940.62 559,650                    Sole             559,650
TELLABS INC.                  COM  879664100 11,812,312.50 172,600                    Sole             172,600
TOLL BROTHERS INC.            COM  889478103  9,417,700.00 459,400                    Sole             459,400
TYCO INTL LTD NEW             COM  902124106  1,176,321.25  24,830                    Sole              24,830
UNITED PARCEL SERVICE INC.    COM  911312106    693,840.00  11,760                    Sole              11,760
US BANCORP DEL                COM  902973106     57,750.00   3,000                    Sole               3,000
VARIAN INC.                   COM  922206107    110,700.00   2,400                    Sole               2,400
VARIAN MEDICAL SYSTEMS INC.   COM  92220P105     93,900.00   2,400                    Sole               2,400
VARIAN SEMICONDUCTOR
 EQUIPMENT ASSOC. INC.        COM  922207105    150,750.00   2,400                    Sole               2,400
VIACOM INC. CL B              COM  925524308     34,707.44     509                    Sole                 509
WAL MART STORES INC.          COM  931142103    377,443.75   6,550                    Sole               6,550
WISCONSIN CENT TRANSN         COM  976592105  2,600,000.00 200,000                    Sole             200,000
